CONSOLIDATED FINANCIAL STATEMENTS - Associate companies (Details) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dona Francisca Energtica S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Equity Interests (as a percent)		53.94%	51.82%	51.82%
Country		Brazil	Brazil	Brazil
Additional ownership interest acquired	2.12%
Purchase of equity interest	R$ 7
Newave Energia S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Equity Interests (as a percent)		40.00%	33.33%
Country		Brazil	Brazil